Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-Cash Investing and Financing Activities:
Capital expenditures included in liabilities at the end of the year	$ 7,261	$ 13,261	$ 10,261
Financing costs included in liabilities at the end of the year			164
Offering costs included in liabilities at the end of the year	20		14
Liabilities related to leases at the end of the year			$ 65
Non-cash prepayment of lease payments	$ 27,365